Trade and other receivables	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Trade and other receivables
8.	Trade and other receivables

8.1.	Trade and other receivables, net

	12.31.2017	12.31.2016
Trade receivables -Third parties	6,995	6,128
Related parties
Investees (note 19.1)	530	555
Receivables from the electricity sector (note 8.4) (*)	5,247	4,922
Petroleum and alcohol accounts -receivables from Brazilian Government (19.2)	251	268
Finance lease receivables	550	1,223
Receivables from divestments in the Nova Transportadora do Sudeste (note 10.1)	872	—
Other receivables	1,647	1,650

	16,092	14,746
Allowance for impairment of trade and other receivables	(5,945)	(5,426)

Total	10,147	9,320

Current	4,972	4,769
Non-current	5,175	4,551

(*)	Includes the amount of US$ 239 at December 31, 2017 (US$ 251 at December 31, 2016) regarding finance lease receivable from Amazonas Distribuidora de Energia.

8.2.	Trade receivables overdue—Third parties

	12.31.2017	12.31.2016
Up to 3 months	596	403
From 3 to 6 months	52	67
From 6 to 12 months	83	411
More than 12 months	3,573	2,650

Total	4,304	3,531

8.3.	Changes in the allowance for impairment of trade and other receivables

	12.31.2017	12.31.2016
Opening balance	5,426	3,656
Additions	843	1,325
Write-offs	(110)	(9)
Reversals	(135)	(171)
Cumulative translation adjustment	(79)	625

Closing balance	5,945	5,426

Current	2,068	2,010
Non-current	3,877	3,416

As established in IFRS 9, from 2018 onwards, impairment of trade receivables will be based on the expected credit loss model, no longer on the incurred loss, as set out in note 6.

On May, 22 2017, the Company terminated a finance lease agreement relating to the Vitória 10,000 drilling rig, owned by the indirect wholly-owned subsidiary Drill Ship International BV – DSI BV and leased to the Deep Black Drilling LLP – DBD, an entity from Schahin group. On July 19, 2017, a court ruling confirmed this contract termination and, shortly after, Schahin filed a request to suspend its effects, which was denied by the court on July 28, 2017.

Due to the finance lease agreement termination, the Company assessed the value in use of the drilling rig based on the cash flows projected to arise from its commitment to certain Petrobras Group projects, and compared it to the carrying amount of the finance lease receivable at June 30, 2017. As result, the Company wrote-down US$ 254 as other income and expenses in the second quarter of 2017.

In addition, on August 9, 2017, measures were adopted to obtain possession of this drilling rig, which effectively occurred on August 16, 2017. As a result of this matter, in the third quarter of 2017 the Company added US$ 24 to the allowance for impairment due to additions to the finance lease receivable and contractual fine, as well as derecognized the finance lease receivable and recognized the drilling rig as equipment within Property, plant and equipment in the amount of US$ 387.

8.4. Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

	As of 12.31.2016	Sales	Amounts received	Transfers (*)	Write-offs	Recognition allowance for impairment, net of reversals	Inflation indexation	CTA	As of 12.31.2017
Related parties (Eletrobras Group)
Eletrobras Distribuição Amazonas—AME-D	2,475	248	(549)	405	—	(277)	303	(42)	2,563
Centrais Elétricas de Rondônia—CERON	369	—	(21)	—	—	—	34	(7)	375
Others	95	47	(50)	—	(18)	27	12	(1)	112

Subtotal	2,939	295	(620)	405	(18)	(250)	349	(50)	3,050

Third parties
Cia de Gás do Amazonas—Cigás	143	793	(395)	(405)	—	(3)	8	—	141
Centrais Elétricas do Pará—Celpa	—	104	(129)	—	(8)	35	—	—	2
Others	4	210	(195)	—	(19)	8	2	(1)	9

Subtotal	147	1,107	(719)	(405)	(27)	40	10	(1)	152

Trade receivables, net	3,086	1,402	(1,339)	—	(45)	(210)	359	(51)	3,202

Trade receivables—Eletrobras Group	4,922	295	(620)	405	(18)	—	349	(86)	5,247
(-) Allowance for impairment	(1,983)	—	—	—	—	(250)	—	36	(2,197)

Subtotal	2,939	295	(620)	405	(18)	(250)	349	(50)	3,050

Trade receivables—Third parties	515	1,107	(719)	(405)	(27)	—	10	(5)	476
(-) Allowance for impairment	(368)	—	—	—	—	40	—	4	(324)

Subtotal	147	1,107	(719)	(405)	(27)	40	10	(1)	152

Trade receivables—Total	5,437	1,402	(1,339)	—	(45)	—	359	(91)	5,723
(-) Allowance for impairment	(2,351)	—	—	—	—	(210)	—	40	(2,521)

Trade receivables, net	3,086	1,402	(1,339)	—	(45)	(210)	359	(51)	3,202

(*)	Transfer of overdue receivables from Cigás to AME, pursuant to the purchase and sale agreement of natural gas (upstream and downstream) entered into by Petrobras, Cigás and AME.

The Company supplies fuel oil, natural gas, and other products to entities that operate in the city of Manaus and in the isolated electricity system in the northern region of Brazil, such as thermoelectric power plants controlled by Eletrobras, state-owned natural gas distribution companies and independent electricity producers (Produtores Independentes de Energia – PIE). The isolated electricity system provides the public service of electricity distribution in the northern region of Brazil, as the Brazilian National Interconnected Power Grid (Sistema Interligado Nacional) has not yet met the demand for electricity.

The total cost of power generation to Manaus and the isolated electricity system includes the costs to products supplied by the Company. Local consumers partially cover these costs based on a threshold comprising the average cost of the energy and potency traded in the Regulated Procurement Environment (Ambiente de Contratação Regulada – ACR). Most of the funds for the payment for these costs comes from the Fuel Consumption Account (Conta de Consumo de Combustível – CCC), a component of the Brazilian Energy Development Account (Conta de Desenvolvimento Energético—CDE).

The regulation of CCC and CDE underwent some changes in the last few years, notably the ones arising from Provisional Measure 579/2012, signed into Law No. 12,783/2013, and to Provisional Measure 735/2016, signed into Law No. 13,360/2016.

These changes, along with supervision procedures carried out run by the Brazilian National Electricity Agency (Agência Nacional de Energia Elétrica—ANEEL) over these accounts and its beneficiaries (power plants controlled by Eletrobras) caused instability and decrease in amount of funds transferred from CCC since 2013, which increased the default rate of those customers to the Company, notably relating to Eletrobras Distribuição Amazonas (AME-D).

The Company intensified negotiations with the state-owned natural gas distribution companies, the independent electricity producers (PIEs), other private companies and entities controlled by Eletrobras. As a result, on December 31, 2014, the Company entered into debt acknowledgement agreements with subsidiaries of Eletrobras with respect to the balance of its receivables as of November 30, 2014. Eletrobras acknowledged it owed US$ 2,202 to the Company, of which US$ 1,889 were collateralized by payables from the CDE to the CCC. This amount has been adjusted by the Selic interest rate (Brazilian short-term interest rate) on a monthly basis and the first of 120 monthly installments was paid in February 2015.

The contractual amortization clauses in the debt acknowledgement agreements establish the payment of 15% of the amount of renegotiated debt within 36 months and the remaining 85% to be paid in 84 installments beginning in January 2018. Therefore, the Company expects the balance of trade receivables from the electricity sector will decrease from 2018 onwards, which did not occur until December 31, 2017 due to the characteristics of its initial amortizations along with its indexation. Despite some periodic delays, these payments have continued.

Considering the restructuring of the electricity sector and the expected effects arising from the Normative Instruction 679/2015 enacted by ANEEL, the Company expected a decrease on these defaults rates, which actually did not occur.

Accordingly, the Company has adopted measures to reduce the default rate, mainly:

•	Judicial collection of overdue receivables from companies of Eletrobras Group, with respect to fuel oil, natural gas and other liquid fuels;

•	Suspension of fuels supply on credit;

•	Register of entities controlled by Eletrobras as delinquent companies in the Brazilian public sector records of overdue receivables; and

•	Register of AME as a delinquent company in ANEEL records from April 2016 to May 2017. In May 2017, ANEEL canceled this registration alleging fuel purchases are non intra sector debt. The Company appealed the ANEEL decision.

In 2017, the Company accounted for allowances for impairment of trade receivables, net of reversals, totaling US$ 210 (US$ 345 in 2016) primarily due to partial defaults relating to supplies of natural gas, partially offset by overdue receivables paid by CELPA.

Moreover, the Company has negotiated with Eletrobras the settlement of the receivables relating to Eletrobras Group. The Company is assessing the provisions approved at Eletrobras’ Shareholder’s General Meeting, held on February 8, 2018, primarily the segregation of operating segments and the privatization of companies controlled by Eletrobras.